Investment Objectives and Goals - AMERICAN CENTURY MUNICIPAL TRUST	Oct. 01, 2025
HIGH-YIELD MUNICIPAL FUND
Prospectus [Line Items]
Risk/Return [Heading]	High-Yield Municipal Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks high current income that is exempt from federal income tax.
Objective, Secondary [Text Block]	The fund also seeks capital appreciation as a secondary objective.
INTERMEDIATE-TERM TAX-FREE BOND FUND
Prospectus [Line Items]
Risk/Return [Heading]	Intermediate-Term Tax-Free Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks safety of principal and high current income that is exempt from federal income tax.
TAX-FREE MONEY MARKET FUND
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Free Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks safety of principal and high current income that is exempt from federal income tax.